Cash and Short Term Bank Deposit (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Short Term Beank Deposit [Abstract]
Schedule of Cash
	As of December 31,
	2025	2024

Denominated in U.S. dollar (*)	$3,782	$16,260
Denominated in New Israel Shekel	116	65
Denominated in other currencies	87	158
	$3,985	$16,483

(*)	As of December 31, 2025, including short-term bank deposits for a period less than 3 months at an average interest rate of 4.10%.

Schedule of Short Term Bank Deposit
	As of December 31,
	2025	2024

Denominated in U.S. dollar	7,500	-
	$7,500	$-